Solar Panel Manufacturing Business (Details) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring and Related Costs [Line Items]
Cash advances outstanding			$ 12,500,000		$ 12,500,000
Inventory write-down		$ 900,000		$ 3,300,000	12,000,000	$ 3,800,000
Impairment	$ 0		0		21,200,000	$ 12,200,000
Outstanding receivables	764,800,000		790,500,000	764,800,000	790,500,000
Assets classified as held for sale	30,100,000		28,900,000	30,100,000	28,900,000
Current finance leave obligation	12,900,000			12,900,000
Solar panel manufacturing equipment
Restructuring and Related Costs [Line Items]
Impairment		5,200,000
Adjustments for impairment charges	(1,400,000)
Assets classified as held for sale	2,600,000			2,600,000
Current finance leave obligation	11,100,000		15,300,000	11,100,000	15,300,000
Cost of sales
Restructuring and Related Costs [Line Items]
Inventory write-down		900,000
Selling, general and administrative expense
Restructuring and Related Costs [Line Items]
Write down of solar accounts receivable		$ 500,000
Solar Supplier
Restructuring and Related Costs [Line Items]
Outstanding receivables	$ 6,700,000		$ 13,100,000	$ 6,700,000	$ 13,100,000